UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

January 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (0.4%)
BE Aerospace, Inc.*	600	$5,802
Cubic Corp.	1,200	32,592
Spirit AeroSystems Holdings, Inc. Class A*	20,400	277,440
		315,834
Airlines (0.4%)
AirTran Holdings, Inc.*	6,100	25,010
Copa Holdings SA Class A	700	18,368
JetBlue Airways Corp.*	46,300	260,669
Republic Airways Holdings, Inc.*	500	4,095
		308,142
Auto Components (0.6%)
ArvinMeritor, Inc.	3,876	6,783
Gentex Corp.	42,500	356,575
Lear Corp.*	2,800	2,548
Modine Manufacturing Co.	1,700	4,658
Superior Industries International, Inc.	100	1,027
WABCO Holdings, Inc.	3,900	58,305
		429,896
Automobiles (0.0%)
Thor Industries, Inc.	2,600	27,508

Biotechnology (3.8%)
Cubist Pharmaceuticals, Inc.*	13,011	278,565
Emergent Biosolutions, Inc.*	10,700	234,651
Facet Biotech Corp.*	18,260	111,021
PDL BioPharma, Inc.	91,300	586,146
United Therapeutics Corp.*	22,900	1,556,055
		2,766,438
Building Products (0.5%)
Griffon Corp.*	22,700	225,865
Trex Co., Inc.*	9,100	134,589
		360,454
Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	6,700	268,316
Apollo Investment Corp.	17,400	113,970
Eaton Vance Corp.	15,600	298,584
Investment Technology Group, Inc.*	34,000	737,120
SEI Investments Co.	1,700	21,539
SWS Group, Inc.	3,400	49,810
TD Ameritrade Holding Corp.*	600	6,744
Waddell & Reed Financial, Inc. Class A	41,790	590,075
		2,086,158
Chemicals (1.7%)
Chemtura Corp.	29,700	22,275
Cytec Industries, Inc.	2,749	56,190
Ferro Corp.	2,200	8,712
Innophos Holdings, Inc.	2,000	30,260
Minerals Technologies, Inc.	3,400	128,554
NL Industries, Inc.	1,600	18,496
Olin Corp.	13,500	189,675
Sensient Technologies Corp.	500	10,750
Terra Industries, Inc.	30,500	624,640
The Valspar Corp.	8,500	147,475
		1,237,027
Commercial Banks (3.6%)
Associated Banc-Corp.	3,110	48,672
Banco Santander SA	801	6,280

	Number of
	Shares	Value
COMMON STOCKS
Commercial Banks
BancorpSouth, Inc.	300	$5,670
Bank of Hawaii Corp.	25,700	921,859
Cathay General Bancorp	6,300	80,010
Commerce Bancshares, Inc.	1,995	69,725
First BanCorp.	900	6,399
FirstMerit Corp.	2,567	41,508
Old National Bancorp	500	6,365
PacWest Bancorp	2,500	42,275
Park National Corp.	1,700	92,225
SVB Financial Group*	8,800	182,776
Synovus Financial Corp.	31,100	123,156
The Colonial BancGroup, Inc.	20,400	16,116
Tompkins Financial Corp.	600	30,090
Webster Financial Corp.	40,000	167,200
Westamerica BanCorporation	3,500	149,555
Wilmington Trust Corp.	47,844	654,984
		2,644,865
Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	43,800	650,430
Herman Miller, Inc.	11,400	125,286
Republic Services, Inc.	200	5,172
Rollins, Inc.	8,600	134,160
The Brink’s Co.	38,500	1,017,555
Waste Management, Inc.	1,500	46,785
		1,979,388
Communications Equipment (2.6%)
3Com Corp.*	18,900	44,037
Arris Group, Inc.*	33,000	234,960
Bel Fuse, Inc. Class B	1,200	18,288
F5 Networks, Inc.*	50,100	1,110,717
InterDigital, Inc.*	11,400	368,562
Plantronics, Inc.	13,400	136,010
Unity Wireless Corp.*	712,201	356
		1,912,930
Computers & Peripherals (2.9%)
Intermec, Inc.*	700	8,694
NCR Corp.*	35,900	450,545
Palm, Inc.*	5,100	39,117
QLogic Corp.*	48,300	546,756
Synaptics, Inc.*	700	16,499
Western Digital Corp.*	72,600	1,065,768
		2,127,379
Construction & Engineering (0.3%)
Dycom Industries, Inc.*	7,100	48,351
KBR, Inc.	8,900	126,024
MasTec, Inc.*	4,100	43,583
Michael Baker Corp.*	100	3,496
		221,454
Construction Materials (0.7%)
Texas Industries, Inc.	23,100	524,601

Containers & Packaging (0.5%)
AptarGroup, Inc.	100	3,082
Greif, Inc. Class A	12,800	387,328
		390,410
Diversified Consumer Services (2.6%)
Brink’s Home Security Holdings, Inc.*	8,800	201,256
Career Education Corp.*	13,700	298,660
Coinstar, Inc.*	3,200	73,536
Corinthian Colleges, Inc.*	40,600	758,408

	Number of
	Shares	Value
COMMON STOCKS
Diversified Consumer Services
Jackson Hewitt Tax Service, Inc.	6,700	$88,708
Regis Corp.	34,700	390,375
Service Corporation International	12,300	55,965
Strayer Education, Inc.	100	21,643
		1,888,551
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	29,300	40,727

Electric Utilities (0.6%)
ALLETE, Inc.	10,100	314,110
Cleco Corp.	5,200	118,820
		432,930
Electrical Equipment (0.1%)
Brady Corp. Class A	400	8,368
EnerSys*	500	4,555
SunPower Corp. Class B*	1,042	27,530
Thomas & Betts Corp.*	2,300	49,197
		89,650
Electronic Equipment, Instruments & Components (2.0%)
Benchmark Electronics, Inc.*	48,000	563,520
Cogent, Inc.*	4,300	50,052
Daktronics, Inc.	800	6,904
Echelon Corp.*	600	4,440
Ingram Micro, Inc. Class A*	61,800	758,286
KEMET Corp.*	10,700	2,247
National Instruments Corp.	3,500	75,145
Trimble Navigation, Ltd.*	100	1,482
		1,462,076
Energy Equipment & Services (4.8%)
CARBO Ceramics, Inc.	16,800	603,960
Dresser-Rand Group, Inc.*	16,600	323,368
Helmerich & Payne, Inc.	3,900	87,594
Oceaneering International, Inc.*	10,800	373,033
Oil States International, Inc.*	5,600	102,536
Patterson-UTI Energy, Inc.	3,500	33,460
PHI, Inc.*	1,400	16,828
Superior Energy Services, Inc.*	20,100	313,158
Tidewater, Inc.	22,300	927,903
Unit Corp.*	28,100	700,814
		3,482,654
Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	1,900	54,492
Ruddick Corp.	24,800	596,440
The Pantry, Inc.*	2,500	41,575
Winn-Dixie Stores, Inc.*	3,000	41,220
		733,727
Food Products (0.6%)
Chiquita Brands International, Inc.*	100	1,398
Darling International, Inc.*	100	459
Del Monte Foods Co.	22,700	151,182
Diamond Foods, Inc.	11,500	295,320
		448,359
Gas Utilities (2.4%)
National Fuel Gas Co.	16,500	494,340
Northwest Natural Gas Co.	18,300	785,802
South Jersey Industries, Inc.	11,400	425,220
Suburban Propane Partners LP	1,000	39,150

	Number of
	Shares	Value
COMMON STOCKS
Gas Utilities
UGI Corp.	100	$2,537
		1,747,049
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	1,900	16,853
CryoLife, Inc.*	3,600	29,664
Cyberonics, Inc.*	8,500	130,815
Haemonetics Corp.*	3,200	189,280
Hill-Rom Holdings, Inc.	7,200	101,376
		467,988
Health Care Providers & Services (1.3%)
Catalyst Health Solutions, Inc.*	800	17,616
Health Management Associates, Inc. Class A*	21,300	33,867
Henry Schein, Inc.*	100	3,743
LifePoint Hospitals, Inc.*	2,000	45,080
Lincare Holdings, Inc.*	14,800	355,940
VCA Antech, Inc.*	25,200	474,264
		930,510
Health Care Technology (0.1%)
MedAssets, Inc.*	4,900	71,718

Hotels, Restaurants & Leisure (1.2%)
Boyd Gaming Corp.	1,200	5,772
CEC Entertainment, Inc.*	7,500	175,050
Cracker Barrel Old Country Store, Inc.	200	3,514
Panera Bread Co. Class A*	5,700	267,786
Scientific Games Corp. Class A*	100	1,257
WMS Industries, Inc.*	19,200	426,624
		880,003
Household Durables (1.2%)
Blyth, Inc.	1,093	3,727
Furniture Brands International, Inc.	1,100	2,255
Harman International Industries, Inc.	33,300	535,797
Hovnanian Enterprises, Inc. Class A*	2,200	3,718
NVR, Inc.*	700	298,263
		843,760
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.*	1,600	37,376

Industrial Conglomerates (0.6%)
Otter Tail Corp.	15,500	314,185
Standex International Corp.	1,600	24,560
Tredegar Corp.	5,300	87,450
		426,195
Insurance (10.5%)
Allied World Assurance Co. Holdings, Ltd.	200	7,540
Ambac Financial Group, Inc.	9,000	10,260
American Equity Investment Life Holding Co.	33,400	223,446
American Financial Group, Inc.	65,850	1,118,133
Baldwin & Lyons, Inc. Class B	200	3,358
Everest Re Group, Ltd.	20,500	1,291,500
Hanover Insurance Group, Inc.	33,049	1,335,841
HCC Insurance Holdings, Inc.	52,900	1,238,389
Horace Mann Educators Corp.	20,800	194,480
Protective Life Corp.	100	828
Reinsurance Group of America, Inc.	4,000	142,520
StanCorp Financial Group, Inc.	79,486	2,052,328
Unitrin, Inc.	3,664	46,753
		7,665,376

	Number of
	Shares	Value
COMMON STOCKS
Internet & Catalog Retail (1.5%)
Netflix, Inc.*	30,000	$1,084,200
PetMed Express, Inc.*	100	1,444
		1,085,644
Internet Software & Services (0.0%)
AsiaInfo Holdings, Inc.*	600	5,238
Digital River, Inc.*	1,200	29,724
		34,962
IT Services (2.5%)
Acxiom Corp.	36,173	344,005
Gartner, Inc.*	68,400	968,544
Lender Processing Services, Inc.	11,100	287,712
NeuStar, Inc. Class A*	14,200	193,404
		1,793,665
Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*	3,300	10,494
Bio-Rad Laboratories, Inc. Class A*	7,100	451,134
eResearchTechnology, Inc.*	100	579
Pharmaceutical Product Development, Inc.	2,900	69,281
Sequenom, Inc.*	700	15,512
Varian, Inc.*	7,100	197,664
		744,664
Machinery (7.5%)
AGCO Corp.*	63,400	1,349,152
Briggs & Stratton Corp.	25,500	377,145
Bucyrus International, Inc.	1,300	20,150
Crane Co.	36,300	632,346
Federal Signal Corp.	18,500	124,875
Gardner Denver, Inc.*	14,000	304,780
Graco, Inc.	33,300	708,291
Graham Corp.	4,600	45,816
Harsco Corp.	46,400	1,100,608
Joy Global, Inc.	12,200	254,126
Kennametal, Inc.	3,100	49,724
Lincoln Electric Holdings, Inc.	2,300	94,691
Nordson Corp.	5,000	151,050
Oshkosh Corp.	200	1,444
Tecumseh Products Co. Class A*	1,500	12,300
The Gorman-Rupp Co.	10,700	273,920
Trinity Industries, Inc.	200	2,302
Wabtec Corp.	300	8,979
		5,511,699
Media (1.0%)
Belo Corp. Class A	6,000	8,580
Clear Channel Outdoor Holdings, Inc. Class A*	4,800	24,864
Entercom Communications Corp. Class A	1,000	1,170
Harte-Hanks, Inc.	2,900	18,270
Hearst-Argyle Television, Inc.	1,400	5,516
Interactive Data Corp.	10,800	246,348
John Wiley & Sons, Inc. Class A	2,200	77,946
Lamar Advertising Co. Class A*	100	901
Lee Enterprises, Inc.	3,000	930
Marvel Entertainment, Inc.*	6,700	184,317
Media General, Inc.	2,300	4,485
Regal Entertainment Group Class A	1,500	15,060
Scholastic Corp.	10,900	118,810
Valassis Communications, Inc.*	6,358	8,138
World Wrestling Entertainment, Inc. Class A	1,300	12,662
		727,997

	Number of
	Shares	Value
COMMON STOCKS
Metals & Mining (0.5%)
Worthington Industries, Inc.	33,446	$336,467

Multi-Utilities (0.2%)
Avista Corp.	3,000	57,120
NorthWestern Corp.	2,300	55,683
Vectren Corp.	991	25,558
		138,361
Multiline Retail (0.1%)
99 Cents Only Stores*	500	4,190
Fred’s, Inc. Class A	2,200	22,572
Saks, Inc.*	5,300	13,356
		40,118
Oil, Gas & Consumable Fuels (6.4%)
Arch Coal, Inc.	21,900	332,661
Bill Barrett Corp.*	84,700	1,872,717
Comstock Resources, Inc.*	9,900	377,487
Continental Resources, Inc.*	2,500	51,675
Encore Acquisition Co.*	18,000	489,240
Frontier Oil Corp.	800	11,424
Genesis Energy, L.P.	2,500	27,100
Goodrich Petroleum Corp.*	2,200	63,580
McMoRan Exploration Co.*	6,300	42,147
Overseas Shipholding Group, Inc.	19,054	680,228
Permian Basin Royalty Trust	38,400	508,032
Plains Exploration & Production Co.*	7,200	152,064
San Juan Basin Royalty Trust	3,600	72,072
W&T Offshore, Inc.	1,500	18,855
		4,699,282
Paper & Forest Products (0.1%)
Clearwater Paper Corp*	2,400	27,144
Louisiana-Pacific Corp.	7,400	15,392
		42,536
Personal Products (0.8%)
Elizabeth Arden, Inc.*	22,375	130,446
Herbalife, Ltd.	22,400	459,424
		589,870
Pharmaceuticals (4.8%)
Endo Pharmaceuticals Holdings, Inc.*	54,100	1,215,627
Medicis Pharmaceutical Corp. Class A	53,800	749,434
Sepracor, Inc.*	67,100	1,019,920
Valeant Pharmaceuticals International*	23,300	505,610
		3,490,591
Professional Services (0.2%)
Korn/Ferry International*	2,800	26,320
The Corporate Executive Board Co.	5,110	103,222
		129,542
Real Estate Investment Trusts (4.2%)
Alexandria Real Estate Equities, Inc.	1,600	94,944
AMB Property Corp.	5,100	82,212
Apartment Investment & Management Co. Class A	127	1,129
BRE Properties, Inc.	2,500	63,475
Camden Property Trust	2,600	68,536
Cousins Properties, Inc.	4,500	43,245
Duke Realty Corp.	7,600	69,996
Equity One, Inc.	3,100	44,175
Essex Property Trust, Inc.	1,300	85,865
Federal Realty Investment Trust	2,900	146,827
Health Care REIT, Inc.	5,400	204,174
Highwoods Properties, Inc.	3,100	69,936

	Number of
	Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Hospitality Properties Trust	17,900	$240,218
Liberty Property Trust	13,800	276,000
Mack-Cali Realty Corp.	11,700	237,744
Nationwide Health Properties, Inc.	4,800	122,544
OMEGA Healthcare Investors, Inc.	4,100	59,983
Potlatch Corp.	8,300	209,077
Rayonier, Inc.	10,200	300,288
Realty Income Corp.	12,900	248,583
Regency Centers Corp.	3,400	120,020
SL Green Realty Corp.	2,900	45,559
The Macerich Co.	4,500	66,330
UDR, Inc.	6,600	77,418
Weingarten Realty Investors	6,200	100,378
		3,078,656
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	10,000	236,100

Road & Rail (2.3%)
Avis Budget Group, Inc.*	15,000	10,350
Genesee & Wyoming, Inc. Class A*	3,700	100,529
Knight Transportation, Inc.	41,481	553,357
Werner Enterprises, Inc.	68,300	1,024,500
YRC Worldwide, Inc.*	800	2,304
		1,691,040
Semiconductors & Semiconductor Equipment (1.7%)
Atmel Corp.*	21,800	72,812
Cree, Inc.*	100	1,993
Cypress Semiconductor Corp.*	3,800	17,138
Fairchild Semiconductor International, Inc.*	5,600	25,480
Integrated Device Technology, Inc.*	32,300	185,402
Intersil Corp. Class A	10,100	94,031
ON Semiconductor Corp.*	18,300	76,311
RF Micro Devices, Inc.*	34,500	37,260
Semtech Corp.*	2,033	23,888
Silicon Laboratories, Inc.*	27,800	640,234
Tessera Technologies, Inc.*	1,900	22,344
Ultratech, Inc.*	6,200	69,440
Volterra Semiconductor Corp.*	600	4,200
		1,270,533
Software (1.8%)
ACI Worldwide, Inc.*	2,500	42,475
Activision Blizzard, Inc.*	600	5,256
Advent Software, Inc.*	2,600	56,758
Cadence Design Systems, Inc.*	12,100	45,738
Mentor Graphics Corp.*	4,500	20,970
MICROS Systems, Inc.*	20,600	296,640
Opnet Technologies, Inc.*	400	3,280
Parametric Technology Corp.*	6,100	54,900
Synopsys, Inc.*	20,000	370,000
Tyler Technologies, Inc.*	29,000	365,110
Wind River Systems, Inc.*	8,900	70,933
		1,332,060
Specialty Retail (5.5%)
Aaron Rents, Inc.	17,000	371,620
AnnTaylor Stores Corp.*	2,700	13,284
Barnes & Noble, Inc.	50,700	832,494
Borders Group, Inc.*	4,400	1,936
Charming Shoppes, Inc.*	6,000	6,480
Chico’s FAS, Inc.*	9,300	36,828
Coldwater Creek, Inc.*	2,200	6,204
Foot Locker, Inc.	29,800	219,328
Guess?, Inc.	4,100	65,969

	Number of
	Shares	Value
COMMON STOCKS
Specialty Retail
Hot Topic, Inc.*	2,700	$23,058
Jo-Ann Stores, Inc.*	100	1,277
Pacific Sunwear of California, Inc.*	4,600	5,750
Rent-A-Center, Inc.*	55,600	825,660
Ross Stores, Inc.	34,406	1,012,225
The Buckle, Inc.	4,000	84,600
The Cato Corp. Class A	10,800	142,884
Tractor Supply Co.*	11,200	377,552
		4,027,149
Textiles, Apparel & Luxury Goods (1.9%)
Hanesbrands, Inc.*	400	3,596
Phillips-Van Heusen Corp.	32,100	610,542
The Timberland Co. Class A*	8,500	93,415
The Warnaco Group, Inc.*	30,900	699,576
		1,407,129
Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	63,101	572,957
First Niagara Financial Group, Inc.	1,727	22,555
IndyMac Bancorp, Inc.*	100	11
Provident Financial Services, Inc.	20,200	220,786
The PMI Group, Inc.	3,500	4,865
Washington Federal, Inc.	1,427	17,523
		838,697
Tobacco (0.5%)
Vector Group, Ltd.	26,400	384,384

Trading Companies & Distributors (0.5%)
GATX Corp.	2,600	62,660
United Rentals, Inc.*	36,700	204,786
Watsco, Inc.	3,500	115,675
		383,121
Water Utilities (0.2%)
California Water Service Group	3,800	165,300

Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	12,000	162,720
TOTAL COMMON STOCKS (Cost $90,083,467)		73,323,420

WARRANTS (0.0%)
Communications Equipment (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.22, expires 08/17/09*^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09*^	79,134	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $90,083,467)		73,323,420

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(83,055)

NET ASSETS (100.0%)		$73,240,365

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$73,323,420	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$73,323,420	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $90,083,467, $3,245,936, $(20,005,983) and $(16,760,047), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009